Subsequent Events	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Subsequent Events
28)	SUBSEQUENT EVENTS
On January 4 and 18, 2022, in connection with the committed revolving facility under the 2021 Credit Agreement described in note 18.1, CEMEX drew down $180 and $90, respectively, as part of normal operations for the financing of working capital needs.
In January 2022, the Company entered into several multi-year strategic service agreements for an aggregate amount of $500 with six providers over a period of 7 years beginning in January, 2022 for back-office services in the fields of finance, accounting, information technology and human resources services, among others, in the countries in which CEMEX operates. The services to be provided pursuant to these agreements are expected to replace and go beyond those provided pursuant to the strategic agreement signed with IBM in 2012 (note 25.2).
From February 23, 2022, to March 25, 2022, under the repurchase program authorized at CEMEX, S.A.B. de C.V.’s ordinary general shareholders’ meeting held on March 25, 2021, and at CEMEX, S.A.B. de C.V.’s ordinary general shareholders’ meeting held on March 24, 2022, CEMEX, S.A.B. de C.V. repurchased 220.6 million of CEMEX’s CPOs for a total amount of $111
(note 22.1).
On March 24, 2022, CEMEX, S.A.B. de C.V. held its ordinary general shareholders’ meeting followed by an extraordinary general shareholders’ meeting. The most significant items that were approved by shareholders at the ordinary general shareholders’ meeting were: (a) setting the amount of $500 or its equivalent in Mexican Pesos as the maximum amount of resources that during fiscal year 2022 (until the next ordinary general shareholders’ meeting of CEMEX, S.A.B. de C.V. is held), CEMEX, S.A.B. de C.V. may use this amount for the acquisition of its own shares or securities that represent such shares; b) Authorize the Company’s Board of Directors to determine the bases on which the acquisition and placement of said shares shall be instructed, designate the persons that shall make the decisions to acquire or place them, appoint those responsible for carrying out the transaction and giving the corresponding notices to the authorities; (c) members of CEMEX’s Board of Directors, as well as members of the Audit, Corporate Practices and Finance, and Sustainability Committees, were elected.
On

March
28
,
2022
, CEMEX announced that it had commenced a tender offer to purchase up to $
500
of the outstanding September
2030
Notes, November
2029
Notes, and July
2031
 (note 18.1).
 On April
11
,
2022
, CEMEX announced the early tender results, in which the aggregate principal amount tendered and whose Notes have been accepted for purchase were $
429
. The total cash payment to purchase the mentioned Notes represented $
419
.
In connection with the derivative financial instruments described in note 18.4, during March 2022, CEMEX executed interest rate swap contracts for a $300 to mitigate risks concerning a forecasted transaction. CEMEX designated these contracts as cash flow hedges. In addition, during the first quarter of 2022, CEMEX increased $300, the notional amount under its foreign exchange options.
The accompanying consolidated financial statements were authorized for issuance in the Company´s annual report on Form
20-F,
by the Chief Executive Officer of CEMEX, S.A.B. de C.V. on April 29, 2022, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.